COMMITMENTS AND CONTINGENCIES (Details Narrative)								1 Months Ended	12 Months Ended
	Dec. 18, 2024 USD ($)	May 22, 2024 shares	Jul. 14, 2023 $ / shares shares	Jul. 13, 2023 shares	May 18, 2023 shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 28, 2023 USD ($)
Product Liability Contingency [Line Items]
Maximum number of days available to underwriters to purchase units									45 days
Underwriting cash discount per unit | $ / shares									$ 0.20
Underwriter cash discount									$ 5,000,000
Aggregate deferred underwriting fee payable									750,000
Aggregate underwriter deferred portion									10,062,500
Deferred underwriting fee payable												$ 10,812,500
Aggregate underwriter cash discount									$ 750,000
Deferred underwriting discount												$ 10,812,500
Number of shares agreed to transfer | shares									750,000
Number of non-redeemable transferable shares | shares									750,000
Fair value of non redeemable shares									$ 118,298
Fees payable to CCM in cash						$ 300,000
Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued | shares		1,226,085			26,946,271
Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares | shares									150,000
Stock Redeemed or Called During Period, Value									$ 784,302
Purchase Agreement [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Number of shares issued | shares			6,834,333
Underwriting Agreement [Member] | New Sponsor [Member]
Product Liability Contingency [Line Items]
Exercise price of warrant | $ / shares			$ 1.00
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Debt instrument description								the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Merger Agreement [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Aggregate principal amount											$ 1,000,000
Tangible assets								$ 5,000,001
Merger Agreement [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Aggregate principal amount								$ 2,000,000
Promissory Note Fee Agreement [Member]
Product Liability Contingency [Line Items]
Promissory note fee										$ 1,000,000
Blackstone Subscription Agreement [Member]
Product Liability Contingency [Line Items]
Aggregate principal amount	$ 264,142.05
Principal amount	$ 500,000
Original issue discount percentage	20.00%
Maturity date	Jun. 01, 2025
Gross proceeds	$ 5,000,000
Original issue discount percentage	10.00%
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Product Liability Contingency [Line Items]
Fees payable to CCM in shares | shares				80,000		50,000
Common Class A [Member] | Non Redeemed Agreement [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares | shares		450,000
Common Class A [Member] | Sponsor [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares | shares		75,000
Common Class A [Member] | Purchase Agreement [Member] | New Sponsor [Member]
Product Liability Contingency [Line Items]
Number of shares issued | shares			4,317,500
Measurement Input, Share Price [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									0.15
Measurement Input, Default Rate [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									5
Measurement Input, Default Rate [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									50
Measurement Input, Option Volatility [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									1.6
Measurement Input, Discount Rate [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									4.14
Measurement Input, Discount Rate [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									5.16
Measurement Input, Price Volatility [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									10.51
Measurement Input, Price Volatility [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									11.81
Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Number of units sold | shares							3,750,000		3,750,000
IPO [Member]
Product Liability Contingency [Line Items]
Number of units sold | shares							28,750,000
Deferred fee per unit | $ / shares									$ 0.35
Aggregate underwriter deferred portion									$ 10,062,500
Deferred underwriting fee payable									$ 10,812,500
Exercise price of warrant | $ / shares							$ 11.50
IPO [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Number of shares issued | shares							25,000,000